CUSTOMER DEPOSITS - Deposits - Tabular disclosure (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of customer deposits [line items]
Checking accounts	$ 23,598,235	$ 24,579,536
Savings accounts	88,238,541	79,614,904
Other deposits	462,545	347,910
Total demand deposits	112,299,321	104,542,350
Fixed term deposit certificates	95,105,917	96,329,827
Total Customers deposits	207,405,238	200,872,177
Colombia, Pesos
Disclosure of customer deposits [line items]
Total Customers deposits	191,297,967	168,771,838
Foreign currency
Disclosure of customer deposits [line items]
Total Customers deposits	$ 16,107,271	$ 32,100,339